Debt (Aggregate Maturities Of Long-Term Debt) (Details) $ in Millions	May 29, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 0.0
2018	0.0
2019	0.0
2020	0.0
2021	0.0
Thereafter	$ 450.0